Insurance Proceeds Receivable: (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Insurance Proceeds Receivable [Line Items]
Insurance Proceeds Receivable That Will Paid Directly To An Escrow Account		$ 5,900
Insurance Settlements Receivable	$ 3,500
Insurance Proceeds Receivable That Will Paid Directly To The Company		$ 778